TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
	Year ended December 31,
	2023	2022	2021
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$4,745	$(1,648)	$(4,575)

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	1,091	$(379)	$(1,052)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(36)	(13)	75
Reduced tax rate on income derived from "Preferred Enterprises" plans	(484)	(48)	149
Deferred tax assets from discontinued operation profit (loss)		-	98
Reduced deferred tax asset from expecting utilization of carryforward losses	183	-	-
Tax in respect of prior years		59	24
Temporary differences for which no deferred taxes were recorded	-	238	-
Permanent differences	-	77	71
Other adjustments	(178)	164	(27)
Taxes on income (tax benefit) as reported in the statements of income	$576	$98	$(662)

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$4,639	$(1,201)	$(5,139)
Foreign (United States)	106	(447)	564

	$4,745	$(1,648)	$(4,575)

	Year ended December 31,
	2023	2022	2021
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	49	-	-

	49	-	-
Deferred:
Domestic (Israel)	358	268	(579)
Foreign (United States)	169	(111)	(107)

	576	157	(686)
Previous years:
Domestic (Israel)	-	-	-
Foreign (United States)	-	(59)	24

	$576	$98	$(662)

Schedule of Components of Income Tax Provision

	December 31,
	2023	2022
Deferred tax assets:
Provisions for employee benefits	$657	$378
Inventory	1,337	1,288
Capital tax losses carryforward	956	2,475

Net operating losses carryforward	2,368	4,040
R&D expenses	121	144
Other	417	331
Deferred tax assets, before valuation allowance	$5,856	$8,656
Valuation allowance	(3,214)	(5,202)
Deferred tax assets, net	2,642	$3,454

Deferred tax liabilities:
Property, plant and equipment	(1,348)	(1,884)
Intangible assets	(300)	(341)

Other temporary differences deferred tax liabilities		-
Deferred tax liabilities	$(1,648)	$(2,225)

Net	994	$1,229

Schedule of Deferred Tax Assets and Liabilities

Balance, December 31, 2020	$5,484
Deductions during the year	-
Balance, December 31,2021	$5,484
Deductions during the year	(282)
Balance, December 31,2022	$5,202
Deductions during the year	(1,988)
Balance, December 31,2023	3,214